Income Tax (Details) - Schedule of Reconciliation of the Federal Income Tax Rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of The Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Permanent book/tax difference					(136.08%)	(12.39%)
Prior year - M&A (dead deal costs)					503.71%	0.00%
Change in valuation allowance					(388.63%)	(16.79%)
Income tax provision	(38.03%)	(78.16%)	(26.93%)	449.73%	0.00%	(8.18%)